Average Annual Total Returns - FidelityAdvisorStockSelectorMidCapFund-RetailPRO - FidelityAdvisorStockSelectorMidCapFund-RetailPRO - Fidelity Advisor Stock Selector Mid Cap Fund	Jan. 29, 2024
Fidelity Stock Selector Mid Cap Fund | Return Before Taxes
Average Annual Return:
Past 1 year	17.15%
Past 5 years	12.74%
Past 10 years	8.96%
Fidelity Stock Selector Mid Cap Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.78%
Past 5 years	11.11%
Past 10 years	7.47%
Fidelity Stock Selector Mid Cap Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.15%
Past 5 years	9.91%
Past 10 years	6.91%
SP004
Average Annual Return:
Past 1 year	16.44%
Past 5 years	12.62%
Past 10 years	9.27%